Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial services disaggregated by revenue line - Disaggregated by Revenue Line [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial services disaggregated by revenue line [Line Items]
Total revenue	$ 42,190,191	$ 2,525,524
Small and medium enterprise financing solutions [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial services disaggregated by revenue line [Line Items]
Total revenue	40,779,794	2,522,143
Supply chain financing solutions [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial services disaggregated by revenue line [Line Items]
Total revenue	1,369,859
Other financing solutions [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial services disaggregated by revenue line [Line Items]
Total revenue	$ 40,538	$ 3,381